Leases - Schedule of Future Lease Liability for Operating and Finance Lease (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Operating Leases
2021	$ 96
2022	81
2023	58
2024	50
2025	40
Thereafter	125
Total lease payments	450
Less: imputed interest	(51)
Total	399	$ 180
Finance Leases
2021	4
2022	4
2023	2
2024	1
2025	1
Thereafter	2
Total lease payments	14
Less: imputed interest	(2)
Total	$ 12	$ 10